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                                  UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                   Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2006

               Check here if Amendment [ ]; Amendment Number:

              This Amendment (Check only one.):
               [ ] is a restatement.
               [ ] adds new holdings entries.

               Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                         4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Michelle Lynd,
                             attorney-in-fact for
                  The General Partner of the Reporting Manager
                                 (914) 251-8200



                               /s/ Michelle Lynd
                            ------------------------
                               Purchase, New York
                               February 14, 2007





                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       33

                    Form 13 F Information Table Value Total:

                              $ 338,360 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


                                                                  FORM 13F INFORMATION TABLE

Column 1                      Column 2          Column 3   Column 4 Column 5             Column 6 Column 7 Column 8

                                                           VALUE    SHARES/     SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN  MANAGERS SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ARBINET THEXCHANGE INC        COM               03875P100   1,098      200,000  SH       Other    1           200,000
AVI BIOPHARMA INC             COM               002346104   1,272      400,000  SH       Other    1           400,000
BALLY TOTAL FITNESS HLDG CORP COM               05873K108      80       32,506  SH       Other    1            32,506
CAESARS ENTMT INC             FRNT     4/1      127687AB7  19,445   15,000,000  PRN      Other    1        15,000,000
CARMIKE CINEMAS INC           COM               143436400   7,137      350,027  SH       Other    1           350,027
CONSECO INC                   COM NEW           208464883  13,986      700,000  SH       Other    1           700,000
CONSECO INC                   PFD B CV 5.5%     208464867   9,976      400,000  SH       Other    1           400,000
CONTINENTAL AIRLS INC         CL B              210795308  17,511      424,500  SH       Other    1           424,500
CORE MARK HOLDING CO INC      COM               218681104  12,295      367,573  SH       Other    1           367,573
CRYSTALLEX INTL CORP          COM               22942F101   3,634    1,000,000  SH       Other    1         1,000,000
DDI CORP                      COM 0.0001 NEW    233162502   8,476    1,177,275  SH       Other    1         1,177,275
ENDEAVOR ACQUISITION CORP     W EXP 12/14/200   292577111     978      327,100  SH  CALL Other    1           327,100
ENDEAVOR ACQUISITION CORP     COM               292577103   5,192      565,000  SH       Other    1           565,000
EXPRESSJET HOLDINGS INC       CL A              30218U108   2,795      345,090  SH       Other    1           345,090
GLOBIX CORP                   COM NEW           37957F200  17,703    4,069,675  SH       Other    1         4,069,675
HANGER ORTHOPEDIC GROUP INC   COM NEW           41043F208   7,981    1,059,900  SH       Other    1         1,059,900
HD PARTNERS ACQUISITION CORP  *W EXP 06/01/201  40415K118     369      550,000  SH  CALL Other    1           550,000
HD PARTNERS ACQUISITION CORP  COM               40415K100   4,043      550,000  SH       Other    1           550,000
IBASIS INC                    COM NEW           450732201  12,893    1,516,791  SH       Other    1         1,516,791
INTEGRATED ALARM SVCS GROUP   COM               45890M109   7,941    2,443,465  SH       Other    1         2,443,465
IPCS INC                      COM NEW           44980Y305  19,447      351,281  SH       Other    1           351,281
IPSCO INC                     COM               462622101  23,148      246,595  SH       Other    1           246,595
NAVIOS MARITIME HOLDINGS INC  *W EXP 09/12/200  Y62196111   2,369    2,114,800  SH  CALL Other    1         2,114,800
PARTICLE DRILLING TECHNOLOGI  COM               70212G101   6,945    1,650,000  SH       Other    1         1,650,000
PETROLEUM GEO SVCS ASA NEW    SPONSORED ADR     716599105   5,979      255,201  SH       Other    1           255,201
PINNACLE AIRL CORP            NOTE 3.250% 2/1   723443AB3  75,650   53,605,000  PRN      Other    1        53,605,000
PORTLAND GEN ELEC CO          COM NEW           736508847     548       20,092  SH       Other    1            20,092
PRIMEDIA INC                  COM               74157K101     583      344,900  SH       Other    1           344,900
RCN CORP                      COM NEW           749361200   9,763      323,800  SH       Other    1           323,800
RURAL / METRO CORP            COM               781748108   1,041      128,200  SH       Other    1           128,200
SPRINT NEXTEL CORP            COM FON           852061100   9,445      500,000  SH       Other    1           500,000
SYNAGRO TECHNOLOGIES INC      COM NEW           871562203   8,398    1,900,000  SH       Other    1         1,900,000
UAL CORP                      COM NEW           902549807  20,239      459,971  SH       Other    1           459,971
